UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	September 30, 2000

Check here if Amendment [ ]; Amendment Number: _____
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Mark Robinson
Title:		Investment Officer
Phone:		972-985-7162

Signature, Place, and Date of Signing:

________________________	________________		________
	[Signature]			[City, State]			[Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	reported in this report.)

[ ]	13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

Name of Issuer
Title of
Class
Cusip
Market Value
Shares
SH/PRN
Investment
Discretion
Sole
Voting
Authority
Charles Schwab
COM
808513105
5,784,157.00
162,934.00
SH
SOLE
Yes
Nokia ADR
COM
654902204
4,910,871.87
123,350.00
SH
SOLE
Yes
Texas Instruments
COM
882508104
3,804,775.31
80,631.00
SH
SOLE
Yes
Schlumberger
COM
806857108
3,718,055.62
45,170.00
SH
SOLE
Yes
Southwest Airlines
COM
844741108
3,674,943.94
151,544.08
SH
SOLE
Yes
Citigroup
COM
172967101
3,429,184.36
63,430.00
SH
SOLE
Yes
EMC
COM
268648102
3,378,675.62
34,085.00
SH
SOLE
Yes
Home Depot
COM
437076102
2,854,072.40
53,787.00
SH
SOLE
Yes
Concord EFS
COM
206197105
2,850,304.48
80,255.00
SH
SOLE
Yes
Vodafone Airtouch
ADR
COM
92857T107
2,685,201.00
72,573.00
SH
SOLE
Yes
Costco Wholesale
COM
22160K105
2,608,363.87
74,658.00
SH
SOLE
Yes
Honeywell
COM
438516106
2,409,140.62
67,625.00
SH
SOLE
Yes
Philips Electronics
ADR
COM
500472204
2,308,940.00
54,328.00
SH
SOLE
Yes
Dell Computer
COM
247025109
2,298,920.62
74,610.00
SH
SOLE
Yes
United Parcel Service
COM
911312106
2,240,793.50
39,748.00
SH
SOLE
Yes
Walt Disney
COM
254687106
2,237,089.50
58,486.00
SH
SOLE
Yes
Cisco Systems
COM
17275R102
2,190,441.50
39,646.00
SH
SOLE
Yes
Stilwell Financial
COM
860831106
1,977,075.00
45,450.00
SH
SOLE
Yes
Microsoft
COM
594918104
1,963,654.37
32,558.00
SH
SOLE
Yes
Compaq Computers
COM
204493100
1,949,795.68
70,696.00
SH
SOLE
Yes
Masco
COM
574599106
1,892,020.62
101,585.00
SH
SOLE
Yes
HSBC Holdings ADR
COM
404280406
1,875,321.00
26,265.00
SH
SOLE
Yes
NIKE
COM
654106103
1,824,646.56
45,545.00
SH
SOLE
Yes
FedEx
COM
31304N107
1,751,873.40
39,510.00
SH
SOLE
Yes
Interpublic Grp
COM
460690100
1,615,890.94
47,439.00
SH
SOLE
Yes
Emerson Electric
COM
291011104
1,614,499.00
24,097.00
SH
SOLE
Yes
Gap
COM
364760108
1,604,022.87
79,703.00
SH
SOLE
Yes
Alcoa
COM
013817101
1,548,618.75
61,180.00
SH
SOLE
Yes
Redback Networks
COM
757209101
1,332,008.00
8,122.00
SH
SOLE
Yes
Yahoo!
COM
984332106
1,328,964.00
14,604.00
SH
SOLE
Yes
Universal Forest Prods.
COM
913543104
1,238,819.27
108,460.00
SH
SOLE
Yes
America Online
COM
02364J104
1,196,690.00
22,264.00
SH
SOLE
Yes
Time Warner
COM
887315109
1,168,898.50
14,938.00
SH
SOLE
Yes
Juniper Networks
COM
48203R104
1,124,463.00
5,136.00
SH
SOLE
Yes
Martin Marietta Matrls
COM
573284106
1,105,564.68
28,881.00
SH
SOLE
Yes
Dallas Semiconductor
COM
235204104
944,498.75
28,730.00
SH
SOLE
Yes
Level 3
Communications
COM
52729N100
875,214.50
11,348.00
SH
SOLE
Yes
Perot Systems
COM
714265105
590,443.75
54,925.00
SH
SOLE
Yes
Alliant Energy
COM
018802108
473,613.12
16,123.00
SH
SOLE
Yes
Exxon Mobil
COM
316390699
419,967.65
4,712.12
SH
SOLE
Yes
Data Return
COM
23785M104
388,557.00
19,188.00
SH
SOLE
Yes
Transocean Sedco
COM
G90078109
308,133.00
5,256.00
SH
SOLE
Yes
Intel
COM
458140100
272,733.12
6,562.00
SH
SOLE
Yes
SBC Communications
COM
78387G103
228,450.00
4,569.00
SH
SOLE
Yes
Pacific Century
Cyberworks
COM
Y6801N100
10,600.00
10,000.00
SH
SOLE
Yes

Report Summary:

Number of Other Included Managers:	___0___

Form 13F Information Table Entry Total:	____45_____

Form 13F Information Table Value Total:	_$86,008,967.74_

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE